SUMMARY OF SIGNIFICANT POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid temporary cash investments with original maturities of three months or less are cash equivalents. The Company reduces its exposure to credit risk by maintaining its cash deposits with major financial institutions and monitoring their credit ratings. The Company has not experienced any losses on these accounts and believes the credit risk to be minimal.

Property, Plant and Equipment

Property, Plant and Equipment

Land, machinery and equipment and operation plant are recorded at cost less accumulated depreciation. Depreciation of machinery and equipment and operation plant is calculated on a straight-line basis over the estimated useful lives of the assets, which generally range from three to thirty-nine years. Expenditures for renewals and betterments that extend the useful lives of or improve existing property or equipment are capitalized. Expenditure on maintenance and repairs are expensed as incurred.

Depreciation commences upon the machinery and equipment and operation plant being placed in service. As of December 31, 2024, no machinery, equipment or operation plant had been placed in service and therefore there was no accumulated depreciation as of the balance sheet date.

Construction in progress represents expenditures necessary to bring an asset, project, new facilities or equipment to the condition necessary for its intended use and are capitalized and recorded at cost. Once completed and ready for its intended use, the asset is transferred to property, plant and equipment to be depreciated or amortized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, including construction in progress, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to future net cash flows expected to be generated by the asset group. If an asset group is determined not to be recoverable, the asset group’s carrying value is considered to be impaired. The impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets and is allocated to individual assets in the asset group on a relative fair value basis, not to be reduced below an individual asset’s fair value. During the year ended December 31, 2024, no triggering events were identified that would require a quantitative assessment.

Income Taxes

Income Taxes

The Company records income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards. Accounting standards regarding income taxes require a reduction of the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more likely than not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards not expiring unused, and tax planning alternatives.

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. Accounting standards regarding uncertainty in income taxes provides a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely, based solely on the technical merits, of being sustained on examinations. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments, and which may not accurately anticipate actual outcomes.

Segments

Segments

Operating segments as defined in ASC 280, “Segment Reporting”, are components of public entities that engage in business activities from which they may earn revenues and incur expenses for which separate financial information is available and which is evaluated regularly by the Company’s chief operating decision maker in deciding how to assess performance and allocate resources.

XCF has one reportable segment: renewable fuels. The renewable fuels segment will derive revenues from selling renewable energy products in the future once the Company’s plant facilities become operational. XCF’s chief operating decision maker is the senior executive committee that includes the Chief Executive Officer and Chief Financial Officer.

The measures of segment profit or loss and total assets used by the chief operating decision maker to assess performance for the renewable fuels segment and decide how to allocate resources is based on net income (loss) and total assets as reported on the statements of operations and balance sheets, respectively. The significant expense categories, their amounts and other segment items that are regularly provided to the chief operating decision maker are those that are reported in the Company’s statements of operations.

Fair Value Measurements

Fair Value Measurements

FASB ASC 820, “Fair Value Measurements and Disclosures”, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments consist of cash, related party receivables, other receivables, professional fees payable, accrued expenses and other current liabilities, related party payables, notes payable, note payable to related party, and convertible notes payable to related party. The carrying value of each financial instrument approximates fair value due to the short-term nature of the instruments.

Net Loss Per Common Share

Net Loss Per Common Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted net income per common share attributable to common shareholders is computed by dividing net income by the weighted average number of common shares outstanding during the period adjusted for the dilutive effects of common stock equivalents. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the year ended December 31, 2024 and period February 9, 2023 (inception) to December 31, 2023, no dilutive effect for common stock equivalents was considered in the calculation of diluted loss per share as their effect was anti-dilutive.

Changes in Presentation

Changes in Presentation

During the year ended December 31, 2024, the Company reclassified the presentation of legal fees payable on the balance sheets. Previously, the Company included legal fees payable in Accrued expenses and other current liabilities but for the year ended December 31, 2024, it is included in Professional fees payable. The Company also reclassified Other expenses to General and administrative expenses on the statements of operations. These changes have been applied retrospectively and certain reclasses have been made to conform the presentation for the aforementioned changes in presentation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”), which improves reportable segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application. The Company adopted ASU 2023-07 for the year ended December 31, 2024, and updated its related disclosures.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosure” (“ASU 2023-09”), which enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The amendments are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis. Retrospective application is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) – Disaggregation of Income Statement Expenses,” which requires additional disclosure about specified categories of expenses included in relevant expense captions presented on the income statement. The amendments are effective for annual periods beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively or retrospectively. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.